     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 17, 2003
                                            1933 ACT REGISTRATION NO. 333-104719
                                             1940 ACT REGISTRATION NO. 811-09241
                                                              CIK NO. 0001080299
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 1
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT S
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (260) 455-2000

          Elizabeth Frederick, Esquire                            COPY TO:
   The Lincoln National Life Insurance Company         Lawrence A. Samplatsky, Esquire
            1300 South Clinton Street                The Lincoln National Life Insurance
                  P.O. Box 1110                                    Company
            Ft. Wayne, Indiana 46802                          350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2002 was filed March 26, 2003.

    It is proposed that this filing will become effective (check appropriate box)

        immediately upon filing pursuant to paragraph (b)
------
        on May 1, 2003 pursuant to paragraph (b)
------
        60 days after filing pursuant to paragraph (a)(1)
------
  X     on 8/15/03 pursuant to paragraph (a) (1) of Rule 485.
------
        This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
------

                  The prospectus and Statement of Additional Information for Post-Effective Amendment No. 1 are incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-6 filed on June 19, 2003 and supplemented on July 2, 2003 (File No. 333-104719).

                                   SUPPLEMENT

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
                        SUPPLEMENT DATED AUGUST 15, 2003
     TO THE PROSPECTUS DATED JULY 2, 2003 FOR LINCOLN CORPORATE VARIABLE 4

The information in this Enhanced Surrender Value Rider supplement updates and amends certain information contained in the July 2, 2003 Prospectus. Keep this supplement with your Prospectus for reference.

PAGE 6 "CHARGES AND FEES" -- TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Add:

CHARGE                           WHEN CHARGE IS DEDUCTED   AMOUNT DEDUCTED
Enhanced Surrender Value Rider   N/A                       There is no charge for this rider.

PAGE 21 "RIDERS"
Add:

ENHANCED SURRENDER VALUE RIDER. The policy can be issued with an Enhanced Surrender Value Rider. This rider is generally elected at application, may not be available on all policies, and is subject to underwriting criteria. It may not be elected if you have elected the Surrender Benefit Enhancement Rider. It may be added after the date of issue of the policy only with Lincoln Life's consent. There is no cost for this rider.

This rider provides two additional benefits:
    (a) surrender value benefit: an extra benefit in the event of a full surrender of the policy, and
    (b) expense reduction benefit: a reduction in expense charges and fees in the policy.

A. Surrender value benefit:

Under this rider, the full surrender value of the policy will equal:
    (a) the policy value on the date of surrender; less
    (b) the loan balance plus any accrued interest; plus
    (c) the surrender value enhancement benefit, if any.

The surrender value enhancement benefit is an amount equal to the lesser of
(a) or (b), where:
        a.  is the target enhancement amount; and
        b.  is the maximum enhancement amount.

    Target enhancement amount. On any monthly deduction day, the target enhancement amount is equal to the target surrender value less the total account value of the policy. For purposes of this rider, if the target enhancement amount is negative, it will be considered to be zero.

          Target surrender value. On each monthly deduction day, the target surrender value will be calculated as (1), plus (2), plus (3), minus
          (4), where:

            (1) is the target surrender value on the immediately preceding monthly deduction day.
            (2) is all premiums received since the immediately preceding monthly deduction day.
            (3) is monthly equivalent interest on items (1) and (2) calculated using the annual target yield rate shown on target yield rate table.
            (4) is the amount of any partial surrenders since the immediately preceding monthly deduction day.

    On the date of issue, the target surrender value will be the initial premium received. On any day other than the date of issue or a monthly deduction day, the target surrender value will be the target surrender value as of the preceding monthly deduction day, plus all premiums received and less any partial surrenders taken since the preceding monthly deduction day.

    TARGET YIELD. The target yield is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual target yield rates are:

             POLICY                               POLICY
              YEAR            TARGET YIELD RATE    YEAR     TARGET YIELD RATE
      ---------------------   -----------------  --------   -----------------

                1                   7.0%            7             4.0%
                2                   7.0%            8             3.0%
                3                   7.0%            9             2.0%
                4                   6.0%            10            1.0%
                5                   5.5%           11+            0.0%
                6                   5.0%

    The target yield rate will not exceed 15% in any policy year.

Maximum enhancement amount. The maximum enhancement amount is equal to the cumulative surrender value premium times the maximum enhancement rate for any policy year times the term blend adjustment factor.

    CUMULATIVE SURRENDER VALUE PREMIUM. The cumulative surrender value premium for any policy year is the lesser of (a) or (b), where:

        (a) Is the sum of the premiums paid during the policy year; less the sum of any partial surrenders during the policy year; and
        (b) Is the target premium for the policy year; times the ratio of the target face amount to the basic policy specified amount if a term insurance rider is attached to this policy
    During the first policy year, the cumulative surrender value premium for all prior policy years is zero.

    MAXIMUM ENHANCEMENT RATE. The maximum enhancement rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current maximum enhancement rates are:

             POLICY               MAXIMUM         POLICY        MAXIMUM
              YEAR            ENHANCEMENT RATE     YEAR     ENHANCEMENT RATE
      ---------------------   ----------------   --------   ----------------
                1                 16.0%             7            5.0%
                2                 15.0%             8            3.0%
                3                 15.0%             9            2.0%
                4                 12.0%             10           1.0%
                5                  9.0%            11+           0.0%
                6                  7.0%

    The maximum enhancement rate will not exceed 25% in any policy year.

    TERM BLEND ADJUSTMENT FACTOR. The term blend adjustment factor is equal to
    1.0 unless a term insurance rider is attached to the policy. If a term insurance rider is attached this policy, the term blend adjustment factor will equal the minimum adjustment factor plus one minus the minimum adjustment factor times the ratio of the basic policy specified amount to the target face amount shown in the policy specifications. The current value of the minimum adjustment factor is shown in the policy specifications.

B. Expense reduction benefit.

     In policy years six through ten, this rider will provide a reduction to the expense charges deducted under the policy. This amount is equal to the following:

          POLICY YEARS             EXPENSE REDUCTION AMOUNT
      ---------------------        ------------------------
              6-10                 The lesser of (a) or (b) where:
                                   (a) is the expense reduction rate times the accumulated
                                   premiums paid for policy years one through five; and
                                   (b) is the expense charges due under the policy

     There is no expense reduction in policy years 1 through 5 or in policy year 11 and beyond.

          EXPENSE REDUCTION RATE. The expense reduction rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current expense reduction rates are:

                   POLICY           MONTHLY EXPENSE    POLICY    MONTHLY EXPENSE
                    YEAR            REDUCTION RATE      YEAR     REDUCTION RATE
            ---------------------   ---------------   --------   ---------------
                      1                  0.0%            7          0.00833%
                      2                  0.0%            8          0.00833%
                      3                  0.0%            9          0.00833%
                      4                  0.0%            10         0.00833%
                      5                  0.0%           11+           0.0%
                      6                0.00833%

          The expense reduction rate will not exceed an annual rate of 5% in any policy year.

    If this rider is elected, in lieu of the monthly deduction as described in the policy, the monthly deduction for a policy month will be calculated as
    (1) plus (2) less the expense reduction amount, where:

        (1) is the cost of insurance for the base policy and the cost of any supplemental riders or optional benefits, and
        (2) is the monthly administrative fee for the base policy.

This rider will terminate without value in the event that this policy is exchanged for another under Section 1035 of the Internal Revenue Code.

This rider otherwise terminates on the earliest of:

(1) the death of the insured; or
(2) the maturity date of this policy; or
(3) the date this policy ends; or
(4) the next monthly deduction day after we receive your written request to terminate this rider.

PAGE 27 "POLICY SURRENDERS"
Revised paragraph at the top of the page:

The surrender value of your policy is the amount you can receive by surrendering the policy. This equals the total account value minus the loan balance including any accrued interest, plus any credit from the Surrender Benefit Enhancement Rider, or the Enhanced Surrender Value Rider, if applicable. All or part of the surrender value may be applied to one or more of the settlement options.

                          PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS

     (1)  Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)
     (2)  Commission Schedule for Variable Life Policies.(2)
     (3)  (a)       Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial
                    Advisors.(3)
          (b)       Selling Agreement between The Lincoln National Life Insurance Company and other Broker
                    Dealers.(6)
     (4)  (a)       Policy Form LN935(8)
          (b)       Surrender Benefit Enhancement Rider -- LR525(8)
          (c)       Term Insurance Rider -- LR526(8)
          (d)       Enhanced Surrender Value Rider -- LR529
     (5)  (a)       Application Part I -- Form B24(8)
          (b)       Addendum to Application -- Forms B10394 and B10395(1)
          (c)       Application Part II (Corporate Owner) -- Form B25(8)
          (d)       Application Part II (Individual Owner) -- Form B26(8)
     (6)  (a)       Articles of Incorporation of The Lincoln National Life Insurance Company.(4)
          (b)       Bylaws of The Lincoln National Life Insurance Company.(4)
     (7)  Form of Reinsurance Contracts(5)
     (8)  Fund Participation Agreements and amendments thereto between The Lincoln National Life Insurance
          Company and:
          (a)       AIM Variable Insurance Funds(5)
          (b)       Alliance Variable Products Series Fund, Inc.(5)
          (c)       American Century Variable Products Group, Inc.(5)
          (d)       American Funds Insurance Series(5)
          (e)       Baron Capital Funds Trust(5)
          (f)       BT Insurance Funds Trust(5)
          (g)       Delaware Group Premium Fund(5)
          (h)       Fidelity Variable Insurance Products Fund(5)
          (i)       Franklin Templeton Variable Products Series Fund(5)
          (j)       Janus Aspen Series(5)
          (k)       Lincoln Variable Insurance Products Trust(5)
          (l)       MFS Variable Insurance Trust(5)
          (m)       Neuberger & Berman Advisers Management Trust(5)
          (n)       Putnam Variable Trust(5)
     (9)  Services Agreement and amendments thereto between The Lincoln National Life Insurance Company and
          Delaware Service Company, Inc.(7)
    (10)  Not applicable.
    (11)  Opinion and Consent of Robert A. Picarello, Esq.

    (12)  Not Applicable.
    (13)  Not Applicable.
    (14)  Consent of Ernst & Young LLP, Independent Auditors.
    (15)  Not applicable.
    (16)  Not applicable.
    (17)  Not applicable.

Item 28.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Jon A. Boscia**                                President and Director
John H. Gotta***                               Chief Executive Officer of Life Insurance,
                                               Executive Vice President and Director
Gary W. Parker***                              Senior Vice President
Cynthia A. Rose*                               Secretary and Assistant Vice President
Eldon J. Summers*                              Second Vice President and Treasurer
Richard C. Vaughan**                           Director
Janet Chrzan*                                  Senior Vice President, Chief Financial
                                               Officer and Director
Elizabeth Frederick*                           Senior Vice President and General Counsel
Bradley R. Skarie*                             Acting Director of Annuities Compliance
Christine S. Frederick***                      Assistant Vice President and Life Compliance
                                               Officer
See Yeng Quek****                              Director, Chief Investment Officer and
                                               Chairman of the Investment Committee
Barbara S. Kowalczyk**                         Director
Jude T. Driscoll****                           Director

------------------------

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

***  Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is One Commerce Square, 2005 Market Street, 39th
     Floor, Philadelphia, PA 19103-3682

Item 29.
                                    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                                              THE DEPOSITOR OR THE REGISTRANT
          Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(5)

Item 30.
                                                      INDEMNIFICATION
(a)       Brief description of indemnification provisions:
          In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life)
          provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
          In particular, separate conditions govern indemnification of directors, officers, and employees of
          Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
          Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)       Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in
          Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
          Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
                                                  PRINCIPAL UNDERWRITERS
(a)       Lincoln Life is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln
          National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln
          Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life
          Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium
          Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable
          Annuity Account N; Lincoln Life Variable Annuity Account Q, Lincoln Life Flexible Premium Variable Life
          Account R; Lincoln Life Variable Annuity Account T, Lincoln Life Variable Annuity Account W, Lincoln
          Life Flexible Premium Variable Life Account Y, Lincoln National Variable Annuity Account 53.
(b)       See Item 28.
(c)       N/A
Item 32.
                                             LOCATION OF ACCOUNTS AND RECORDS
          All accounts, books, and other documents, except accounting records, required to be maintained by
          Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National
          Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia,
          Pennsylvania 19103.
          Andesa, TPA, Inc., Suite 502, 1621 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a
          Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the
          Company.

Item 33.
                                                    MANAGEMENT SERVICES
          Not Applicable.
Item 34.
                                                    FEE REPRESENTATION
          Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

------------------------

(1) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-72875) filed on February 24, 1999.
(2) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.
(3) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-50817) filed on April 23, 1999.
(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(5) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84360) filed on April 23, 2003.
(6) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-72875) filed on October 22, 1999.
(7) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-43373) filed on April 4, 2002.
(8) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-104719) filed on April 24, 2003.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, has caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-104719; 811-09241) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 17th day of July, 2003.

                                          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
                                          LIFE ACCOUNT S
                                          (REGISTRANT)

                                          By          /s/ GARY W. PARKER

                                            ------------------------------------
                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT
                                            THE LINCOLN NATIONAL LIFE INSURANCE
                                                         COMPANY

                                          THE LINCOLN NATIONAL LIFE INSURANCE
                                          COMPANY
                                          (DEPOSITOR)

                                          By          /s/ GARY W. PARKER

                                            ------------------------------------
                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-104719; 811-09241) has been signed below on July 17, 2003 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/ JON A. BOSCIA*                  President and Director
   -------------------------------------------      (Principal Executive
                  Jon A. Boscia                     Officer)

                /s/ JOHN H. GOTTA*                  Executive Vice President,
   -------------------------------------------      Chief Executive
                  John H. Gotta                     Officer of Life
                                                    Insurance, Assistant
                                                    Secretary and Director

                /s/ JANET CHRZAN*                   Senior Vice President,
   -------------------------------------------      Chief Financial Officer
                   Janet Chrzan                     and Director
                                                    (Principal Financial
                                                    Officer and Principal
                                                    Accounting Officer)

                /s/ SEE YENG QUEK*                  Director, Chief
   -------------------------------------------      Investment Officer and
                  See Yeng Quek                     Chairman of the
                                                    Investment Committee

              /s/ JUDE T. DRISCOLL*                 Director
   -------------------------------------------
                 Jude T. Driscoll

             /s/ RICHARD C. VAUGHAN*                Director
   -------------------------------------------
                Richard C. Vaughan

            /s/ BARBARA S. KOWALCZYK*               Director
   -------------------------------------------
               Barbara S. Kowalczyk

* By     /s/ GARY W. PARKER
--------------------------------------------------
     Gary W. Parker, pursuant to a Power of Attorney filed with this Post-Effective Amendment No. 1 to the Registration Statement

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 28th day of January, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
              /s/ Jon A. Boscia                 President and Director
   --------------------------------------
                Jon A. Boscia

           /s/ Richard C. Vaughan                      Director
   --------------------------------------
             Richard C. Vaughan

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 11th day of August, 2000.

              /s/ Janet Chrzan                 Senior Vice President,
   --------------------------------------      Chief Financial Officer
                Janet Chrzan                   and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000

                                               /s/ Janet L. Lindenberg
                                               -------------------------

                                               Notary Public

                                               Commission Expires
                                               7/10/01

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 13th day of January, 2003.

              /s/ See Yeng Quek                     Director, Chief
   --------------------------------------       Investment Officer and
                See Yeng Quek                       Chairman of the
                                                 Investment Committee

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 4th day of January, 2002.

          /s/ Barbara S. Kowalczyk                     Director
   --------------------------------------
            Barbara S. Kowalczyk

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 18th day of January, 2002.

               /s/ JOHN H. GOTTA                  Executive Vice President, Chief Executive Officer
     --------------------------------------        of Life Insurance, Assistant Secretary, and
                 John H. Gotta                     Director

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 23rd day of January, 2003.

              /s/ JUDE T. DRISCOLL
     --------------------------------------       Director
                Jude T. Driscoll